3. FAIR VALUE OF FINANCIAL INSTRUMENTS (Details 1) - Level 3 $ in Thousands	9 Months Ended
Sep. 30, 2020 USD ($)
Beginning balance	$ (5,092)
Warrants exchanged for fixed price warrants	67
Change in fair value of derivatives during the period	(36)
Change in fair value of warrants during the period	(490)
Ending balance	(5,551)
Distributor Debt
Beginning balance	(114)
Warrants exchanged for fixed price warrants	67
Change in fair value of derivatives during the period	0
Change in fair value of warrants during the period	47
Ending balance	0
Short-Term Loans
Beginning balance	(83)
Warrants exchanged for fixed price warrants	0
Change in fair value of derivatives during the period	0
Change in fair value of warrants during the period	0
Ending balance	(83)
Long-Term Loans
Beginning balance	(893)
Warrants exchanged for fixed price warrants	0
Change in fair value of derivatives during the period	0
Change in fair value of warrants during the period	(1,701)
Ending balance	(2,594)
Senior Secured Debt
Beginning balance	(4,002)
Warrants exchanged for fixed price warrants	0
Change in fair value of derivatives during the period	0
Change in fair value of warrants during the period	1,164
Ending balance	(2,838)
Derivative
Beginning balance	0
Warrants exchanged for fixed price warrants	0
Change in fair value of derivatives during the period	(36)
Change in fair value of warrants during the period	0
Ending balance	$ (36)